CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 2,359,808	$ 2,322,521	$ 2,322,362	$ 2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501	$ 627,589	$ 9,306,950	$ 6,017,212
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)									3,035,655	1,911,230
Other operating expenses (including charges from affiliates of $33,140 and $18,854, respectively) (See Note 14)									2,347,315	1,702,472
Restructuring and other expense									152,401	240,395
Depreciation and amortization (including impairments)									2,930,571	1,700,306
Operating income	217,055	120,575	253,268	250,110	218,346	144,266	45,937	54,260	841,008	462,809
Other income (expense), net									(2,208,596)	(1,553,954)
Loss before income taxes									(1,367,588)	(1,091,145)
Income tax benefit									2,862,352	259,666
Net income (loss)	2,243,325	(192,434)	(479,939)	(76,188)	(236,049)	(172,553)	(282,129)	(140,748)	1,494,764	(831,479)
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									9,326,570	6,017,212
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)									3,035,655	1,911,230
Other operating expenses (including charges from affiliates of $33,140 and $18,854, respectively) (See Note 14)									2,342,655	1,705,615
Restructuring and other expense									152,401	240,395
Depreciation and amortization (including impairments)									2,930,475	1,700,306
Operating income									865,384	459,666
Other income (expense), net									(2,196,733)	(1,550,811)
Loss before income taxes									(1,331,349)	(1,091,145)
Income tax benefit									2,852,967	259,666
Net income (loss)									1,521,618	(831,479)
Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(18,515)	0
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)									0	0
Other operating expenses (including charges from affiliates of $33,140 and $18,854, respectively) (See Note 14)									(18,515)	0
Restructuring and other expense									0	0
Depreciation and amortization (including impairments)									0	0
Operating income									0	0
Other income (expense), net									0	0
Loss before income taxes									0	0
Income tax benefit									0	0
Net income (loss)									0	0
Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)									0	0
Other operating expenses (including charges from affiliates of $33,140 and $18,854, respectively) (See Note 14)									(11,863)	(3,143)
Restructuring and other expense									0	0
Depreciation and amortization (including impairments)									0	0
Operating income									11,863	3,143
Other income (expense), net									(11,863)	(3,143)
Loss before income taxes									0	0
Income tax benefit									0	0
Net income (loss)									0	0
Pay TV
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	1,049,135	1,069,946	1,071,163	1,083,878	1,072,996	1,066,019	370,122	279,736	4,274,122	2,788,873
Pay TV | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									4,214,745	2,759,216
Pay TV | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									59,878	29,657
Pay TV | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Broadband
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	681,779	658,278	642,620	625,918	614,383	594,932	245,568	196,691	2,608,595	1,651,574
Broadband | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									2,563,772	1,617,029
Broadband | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									45,192	34,545
Broadband | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Telephony
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	169,064	172,479	178,261	180,961	184,347	185,834	55,855	39,735	700,765	465,771
Telephony | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									823,981	529,973
Telephony | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(122,981)	(64,202)
Telephony | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Business services and wholesale
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	330,510	324,642	323,641	319,420	314,578	309,366	111,193	84,404	1,298,213	819,541
Business services and wholesale | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									1,298,817	819,541
Business services and wholesale | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(604)	0
Business services and wholesale | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Advertising
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	121,712	89,292	97,501	83,361	110,764	90,555	29,843	20,887	391,866	252,049
Advertising | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									391,866	252,049
Advertising | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Advertising | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 7,608	$ 7,884	$ 9,176	$ 8,721	$ 8,833	$ 13,515	$ 10,920	$ 6,136	33,389	39,404
Other | Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									33,389	39,404
Other | Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	0
Other | Accounting Standards Update 2017-07 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0	$ 0
Altice Technical Services | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(1,105)
Programming and other direct costs (including charges from affiliates of $4,176 and $1,947, respectively) (See Note 14)									0
Other operating expenses (including charges from affiliates of $33,140 and $18,854, respectively) (See Note 14)									35,038
Restructuring and other expense									0
Depreciation and amortization (including impairments)									96
Operating income									(36,239)
Other income (expense), net									0
Loss before income taxes									(36,239)
Income tax benefit									9,385
Net income (loss)									(26,854)
Altice Technical Services | Pay TV | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(501)
Altice Technical Services | Broadband | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(369)
Altice Technical Services | Telephony | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									(235)
Altice Technical Services | Business services and wholesale | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0
Altice Technical Services | Advertising | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									0
Altice Technical Services | Other | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									$ 0